Intangible Assets, net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net	Intangible Assets, net

Intangible assets at December 31, 2021 and 2020 are summarized as follows:

			December 31, 2021			December 31, 2020
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.5	2,298	1,349	949	2,300	1,230	1,070
Computer software and game library	3-14	5.6	918	809	109	918	784	134
Trademarks	1-20	14.1	185	106	80	186	92	94
Developed technologies	2-15	5.6	233	216	17	225	213	13
Licenses	3-23	3.5	65	58	6	69	59	11
Other	4-17	9.0	35	28	7	37	27	10
			3,734	2,566	1,168	3,736	2,403	1,332
Unamortized:
Trademarks			245	—	245	245	—	245
			3,979	2,566	1,413	3,981	2,403	1,577

Intangible asset amortization expense of $190 million, $203 million, and $220 million (which includes computer software amortization expense of $23 million, $26 million, and $29 million) was recorded in 2021, 2020, and 2019, respectively.

Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2022	186
2023	163
2024	146
2025	122
2026	111
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